Other Financial Expenses, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Other Financial Expenses, Net
Other financial expenses, net is comprised of the following:

	For the Years Ended December 31,
(In $ millions)	2024	2023	2022
Yard cost cover expense	(16.8)	(22.1)	(28.2)
Bank commitment, guarantee and other fees (1)	(4.9)	(2.3)	(12.7)
Foreign exchange loss	(3.7)	(2.8)	(0.9)
Other financial (expenses) / income, net (2)	(2.2)	0.3	(0.1)
Realized changes in value of financial instruments (3)	0.2	—	—
Total	(27.4)	(26.9)	(41.9)
(1) Bank commitment, guarantee and other fees include $10.7 million in financing fees for the year ended December 31, 2022 (nil for the years ended December 31, 2024 and December 31, 2023).
(2) Other financial (expenses) / income includes $2.3 million of premium paid related to the Convertible Bonds repurchased in March 2024 for the year ended December 31, 2024 (nil for the years ended December 31, 2023 and December 31, 2022).
(3) Unrealized and realized changes in value of financial instruments relates to shares purchased in another listed entity. In July 2024, we sold the shares and we no longer hold any investment in marketable equity securities.